Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,212)	$ (2,843)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16	20
Stock-based compensation	13	19
Non-cash lease expense	6	16
Changes in operating assets and liabilities:
Prepaid expenses and other assets	305	332
Accounts payable	221	1,158
Accrued expenses	159	345
Accrued compensation expenses	(239)	26
Accrued clinical trial expenses	(244)	149
Net cash used in operating activities	(1,975)	(778)
Cash flows from investing activities:
SAFE (see Note 1)	(8,000)	0
Purchases of property and equipment	(18)	0
Net cash used in investing activities	(8,018)	0
Cash flows from financing activities:
Net proceeds from sale of common stock and exercise of warrants		24,466
Net cash provided by financing activities		24,466
Effect of exchange rate changes on cash and cash equivalents	(1)	(3)
Cash and cash equivalents:
Net Increase (decrease)	(9,994)	23,685
Balance at beginning of period	69,593	3,177
Balance at end of period	$ 59,599	$ 26,682